Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives
Schedule of derivative financial instruments

	December 31, 2022				December 31, 2021
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts(1)	1,946.5	68.0	258.1	19.4	1,728.9	113.9	355.3	3.8
RiverStone Barbados AVLNs (note 23)	517.5	—	30.7	—	1,250.1	—	103.8	—
Foreign currency derivative contracts(2)	—	—	49.0	106.8	—	—	58.4	77.4
Other derivative contracts	—	289.8	130.0	64.8	—	263.3	64.3	71.7
Total			467.8	191.0			581.8	152.9
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2022 of $13.5 (December 31, 2021 - $200.1), which were subsequently exercised on January 12, 2023 as described in note 6.
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2022 of $56.2 (December 31, 2021 - $47.6).